Consolidated Balance Sheet (CAD) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents (Note 12)	47	361
Accounts receivable, net (Note 13)	518	459
Materials and supplies	138	114
Deferred income taxes (Note 8)	101	222
Other current assets	52	48
Total current assets	856	1,204
Investments (Note 14)	167	145
Net properties (Note 15)	12,752	11,997
Goodwill and intangible assets (Note 17)	192	190
Other assets (Note 18)	143	140
Total assets	14,110	13,676
Current liabilities
Short-term borrowing (Note 29)	27	0
Accounts payable and accrued liabilities (Note 19)	1,133	1,008
Long-term debt maturing within one year (Note 20)	50	282
Total current liabilities	1,210	1,290
Pension and other benefit liabilities (Note 26)	1,372	1,116
Other long-term liabilities (Note 22)	365	468
Long-term debt (Note 20)	4,695	4,033
Deferred income taxes (Note 8)	1,819	1,945
Total liabilities	9,461	8,852
Shareholders' equity
Share capital (Note 25), Authorized unlimited common shares without par value. Issued and outstanding are 170.0 million and 169.2 million at December 31, 2011 and 2010 respectively.	1,854	1,813
Authorized unlimited number of first and second preferred shares; none outstanding
Additional paid-in capital	86	24
Accumulated other comprehensive loss (Note 10)	(2,736)	(2,086)
Retained earnings	5,445	5,073
Total Shareholders' equity	4,649	4,824
Total liabilities and shareholders' equity	14,110	13,676
Commitments and contingencies (Note 29)